GMG Defensive Beta Fund
RISK/RETURN
Investment Objective:
The Fund seeks to provide long-term capital appreciation with less volatility than broader equity markets.
Fees and Expenses of the Fund:

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to investment in the future, at least $100,000 in the Fund.  More information about these and other discounts is available from your broker or other financial professional and in How to Purchase Shares on page 20 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	GMG Defensive Beta Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a percentage of amount redeemed within 15 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		GMG Defensive Beta Fund
Management Fees		1.25%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		1.19%
Acquired Fund Fees and Expenses	[1]	0.25%
Total Annual Fund Operating Expenses		2.94%
Fee Waiver	[2]	(0.95%)
Total Annual Fund Operating Expenses After Fee Waiver		1.99%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	The Fund's adviser has contractually agreed to waive its fees and/or reimburse expenses of the Fund, at least until November 30, 2012 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.74% of the Fund's net assets. Expense waivers and reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
GMG Defensive Beta Fund	202	820	1,464	3,194

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies:

 The Fund's adviser, Montebello Partners, LLC, seeks to achieve long-term capital appreciation with less volatility than the broader equity markets by investing long or short across a broad array of traditional and alternative asset classes of U.S. and foreign issuers using its proprietary "Alpha" and "Beta" strategies.  Traditional asset classes include: (i) equity securities of any market capitalization; (ii) fixed income securities, including exchange-traded notes, of any maturity and any credit quality such as high-yield or junk bonds; (iii) other investment companies including mutual funds, closed-end funds and exchange-traded funds ("Underlying Funds"); and (iv) cash equivalents.  Alternative asset classes include: (i) derivative instruments, (ii) commodities, (iii) foreign assets including foreign currencies, (iv) real estate-related securities and (v) private equity.

The Fund may invest up to 25% of its total assets in a wholly-owned and controlled subsidiary (the “Subsidiary”), which has the same investment objective as the Fund.  The Subsidiary will invest primarily (long and short) in commodity and financial futures, option and swap contracts, as well as fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions.  By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. The Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

The adviser's investment approach includes two primary components.  The Beta strategy is the Fund's core strategy while the Alpha strategy serves to complement the Beta strategy.

Alpha Strategy.  The adviser’s Alpha strategy seeks to identify investments that have expected returns that are not correlated with the equity or fixed income markets as a whole.  To reduce correlation to the equity or fixed income market, this strategy may use hedging techniques such as short selling or short positions in derivative instruments to reduce market risk.

Beta Strategy.  The adviser’s Beta strategy seeks to identify investments that the adviser believes will produce superior returns compared to the equity or fixed income markets as a whole.  Investments in this strategy are expected to have returns that are correlated to the equity or fixed income markets as a whole.

The adviser will take long positions in securities and instruments that it believes are undervalued relative to competing investments and will sell short or take short positions in securities and instruments it believes are overvalued.  The adviser will sell long positions and cover (buy back) short positions when it believes these securities and instruments have reached their target price or more compelling investments are available.  The Fund is defensive in that it is expected to have rates of return that are less volatile than, or less than perfectly correlated to, the equity or fixed income markets as a whole.

The Fund will use leverage to enhance returns.  The amount of leverage will be a function of the adviser's ability to identify attractive investments and its assessment of the overall investment environment.  The Fund may borrow an amount up to one-third of its assets for investment purposes.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  The Fund is not intended to be a complete investment program.  Although the Fund will strive to meet its investment objective, there is no assurance that it will do so.  Many factors affect the Fund’s net asset value and performance.

  Commodities Risk.  The value of the commodity-linked investments may be affected by factors affecting the value of the commodity-specific industry, such as weather, disease, embargoes, or political and regulatory developments in addition to overall market movements.

  ETFs and Other Investment Companies Risk.  The Fund may invest in exchange traded funds ("ETFs") and other investment companies.  As a result, your cost of investing in the Fund will be higher because you will indirectly bear fees and expenses charged by the underlying funds.

  Fixed Income Risk.  When the Fund invests in fixed income securities directly or indirectly by investing in mutual funds that invest primarily in fixed income securities, the value of the Fund will fluctuate with changes in interest rates.  Defaults by fixed income issuers in which the Fund invests will also harm performance.

  Foreign Risk.  The Fund could be subject to greater risks because the Fund’s performance may depend on factors other than the performance of securities of U.S. issuers including unfavorable changes in currency exchange rates.

  Hedging and Derivative Risk.  The Fund may execute an investment strategy or hedge by entering into derivative contracts such as futures, options on futures, swaps which can be riskier than traditional investments because they involve leverage, may be illiquid, may suffer counterparty default and may limit gains.

  Issuer-Specific Risk.  The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

  Leveraging Risk.  The use of leverage, such as borrowing money to purchase securities will magnify the Fund's gains or losses.

  Limited History of Operations.  The Fund has a limited history of operation.  In addition, the adviser has not previously managed a mutual fund.

  Management Risk.  The adviser's judgments about the potential appreciation of particular security or instrument in which the Fund invests or sells short may prove to be incorrect.

  Private Equity Risk.  Equities issued as privately placed securities may be subject to risks similar to those faced by small-cap issuers and by liquidity risks.

  Real Estate Related Risk.  An investment in real estate-related securities such as Real Estate Investment Trusts (“REITs”) may be subject to the risk of changes in economic conditions, interest rates, property values, property tax increases and overbuilding.

  Sector Risk.  The Fund's investments in a sector bear the risk that securities within the same group of industries will decline in price due to sector-specific market or economic developments.

  Short Selling Risk.  The Fund may engage in short selling activities, which are more risky than "long" positions (purchases) because the cost of the replacement security or instrument is unknown.

  Small-Cap and Mid-Cap Risk.  Small-cap and mid-cap companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

  Stock Market Risk.  Stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

  Turnover Risk.  A higher portfolio turnover may result in higher transactional and brokerage costs.

  Wholly-Owned Subsidiary Risk.  The Subsidiary will not be registered under the Investment Company Act of 1940, as amended ("1940 Act") and will not have all of the investor protections of the 1940 Act.  Your cost of investing in the Fund will be higher because you will indirectly bear fees and expenses incurred by the Subsidiary.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund's inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-877-464-3111.

Performance Bar Chart For Calendar Years Ended December 31,

The Fund’s year-to-date return as of the most recent calendar quarter, which ended September 30, 2011 was (11.19)%

Best Quarter:	3rd Quarter 2010	9.77%
Worst Quarter:	2nd Quarter 2010	(9.35)%

Average Annual Total Returns (For periods ended December 31, 2010)
Average Annual Total Returns		1 Year	Since Inception	Inception Date
GMG Defensive Beta Fund		8.92%	7.35%	Sep 1, 2009
GMG Defensive Beta Fund After Taxes on Distributions		8.92%	7.35%
GMG Defensive Beta Fund After Taxes on Distributions and Sales		5.80%	6.26%
GMG Defensive Beta Fund S&P 500 ® Index	[1]	15.06%	21.37%
[1]	The S&P 500 ® Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund's returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov 23, 2011
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 23, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 1, 2011
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
GMG Defensive Beta Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation with less volatility than broader equity markets.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to investment in the future, at least $100,000 in the Fund.  More information about these and other discounts is available from your broker or other financial professional and in How to Purchase Shares on page 20 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-11-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to investment in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Fund's adviser, Montebello Partners, LLC, seeks to achieve long-term capital appreciation with less volatility than the broader equity markets by investing long or short across a broad array of traditional and alternative asset classes of U.S. and foreign issuers using its proprietary "Alpha" and "Beta" strategies.  Traditional asset classes include: (i) equity securities of any market capitalization; (ii) fixed income securities, including exchange-traded notes, of any maturity and any credit quality such as high-yield or junk bonds; (iii) other investment companies including mutual funds, closed-end funds and exchange-traded funds ("Underlying Funds"); and (iv) cash equivalents.  Alternative asset classes include: (i) derivative instruments, (ii) commodities, (iii) foreign assets including foreign currencies, (iv) real estate-related securities and (v) private equity.

The Fund may invest up to 25% of its total assets in a wholly-owned and controlled subsidiary (the “Subsidiary”), which has the same investment objective as the Fund.  The Subsidiary will invest primarily (long and short) in commodity and financial futures, option and swap contracts, as well as fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions.  By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. The Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

The adviser's investment approach includes two primary components.  The Beta strategy is the Fund's core strategy while the Alpha strategy serves to complement the Beta strategy.

Alpha Strategy.  The adviser’s Alpha strategy seeks to identify investments that have expected returns that are not correlated with the equity or fixed income markets as a whole.  To reduce correlation to the equity or fixed income market, this strategy may use hedging techniques such as short selling or short positions in derivative instruments to reduce market risk.

Beta Strategy.  The adviser’s Beta strategy seeks to identify investments that the adviser believes will produce superior returns compared to the equity or fixed income markets as a whole.  Investments in this strategy are expected to have returns that are correlated to the equity or fixed income markets as a whole.

The adviser will take long positions in securities and instruments that it believes are undervalued relative to competing investments and will sell short or take short positions in securities and instruments it believes are overvalued.  The adviser will sell long positions and cover (buy back) short positions when it believes these securities and instruments have reached their target price or more compelling investments are available.  The Fund is defensive in that it is expected to have rates of return that are less volatile than, or less than perfectly correlated to, the equity or fixed income markets as a whole.

The Fund will use leverage to enhance returns.  The amount of leverage will be a function of the adviser's ability to identify attractive investments and its assessment of the overall investment environment.  The Fund may borrow an amount up to one-third of its assets for investment purposes.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  The Fund is not intended to be a complete investment program.  Although the Fund will strive to meet its investment objective, there is no assurance that it will do so.  Many factors affect the Fund’s net asset value and performance.

  Commodities Risk.  The value of the commodity-linked investments may be affected by factors affecting the value of the commodity-specific industry, such as weather, disease, embargoes, or political and regulatory developments in addition to overall market movements.

  ETFs and Other Investment Companies Risk.  The Fund may invest in exchange traded funds ("ETFs") and other investment companies.  As a result, your cost of investing in the Fund will be higher because you will indirectly bear fees and expenses charged by the underlying funds.

  Fixed Income Risk.  When the Fund invests in fixed income securities directly or indirectly by investing in mutual funds that invest primarily in fixed income securities, the value of the Fund will fluctuate with changes in interest rates.  Defaults by fixed income issuers in which the Fund invests will also harm performance.

  Foreign Risk.  The Fund could be subject to greater risks because the Fund’s performance may depend on factors other than the performance of securities of U.S. issuers including unfavorable changes in currency exchange rates.

  Hedging and Derivative Risk.  The Fund may execute an investment strategy or hedge by entering into derivative contracts such as futures, options on futures, swaps which can be riskier than traditional investments because they involve leverage, may be illiquid, may suffer counterparty default and may limit gains.

  Issuer-Specific Risk.  The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

  Leveraging Risk.  The use of leverage, such as borrowing money to purchase securities will magnify the Fund's gains or losses.

  Limited History of Operations.  The Fund has a limited history of operation.  In addition, the adviser has not previously managed a mutual fund.

  Management Risk.  The adviser's judgments about the potential appreciation of particular security or instrument in which the Fund invests or sells short may prove to be incorrect.

  Private Equity Risk.  Equities issued as privately placed securities may be subject to risks similar to those faced by small-cap issuers and by liquidity risks.

  Real Estate Related Risk.  An investment in real estate-related securities such as Real Estate Investment Trusts (“REITs”) may be subject to the risk of changes in economic conditions, interest rates, property values, property tax increases and overbuilding.

  Sector Risk.  The Fund's investments in a sector bear the risk that securities within the same group of industries will decline in price due to sector-specific market or economic developments.

  Short Selling Risk.  The Fund may engage in short selling activities, which are more risky than "long" positions (purchases) because the cost of the replacement security or instrument is unknown.

  Small-Cap and Mid-Cap Risk.  Small-cap and mid-cap companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

  Stock Market Risk.  Stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

  Turnover Risk.  A higher portfolio turnover may result in higher transactional and brokerage costs.

  Wholly-Owned Subsidiary Risk.  The Subsidiary will not be registered under the Investment Company Act of 1940, as amended ("1940 Act") and will not have all of the investor protections of the 1940 Act.  Your cost of investing in the Fund will be higher because you will indirectly bear fees and expenses incurred by the Subsidiary.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	null
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	null
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	null
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund's inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-877-464-3111.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund's shares for each full calendar year since the Fund's inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index and a supplemental index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-464-3111
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Years Ended December 31,
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s year-to-date return as of the most recent calendar quarter, which ended September 30, 2011 was (11.19)%

Best Quarter:	3rd Quarter 2010	9.77%
Worst Quarter:	2nd Quarter 2010	(9.35)%

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(11.19%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.35%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For periods ended December 31, 2010)
GMG Defensive Beta Fund | S&P 500 ® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	21.37%	[1]
GMG Defensive Beta Fund | GMG Defensive Beta Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.94%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.95%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	202
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	820
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,464
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,194
Annual Return 2010	rr_AnnualReturn2010	8.92%
1 Year	rr_AverageAnnualReturnYear01	8.92%
Since Inception	rr_AverageAnnualReturnSinceInception	7.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2009
GMG Defensive Beta Fund | GMG Defensive Beta Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.92%
Since Inception	rr_AverageAnnualReturnSinceInception	7.35%
GMG Defensive Beta Fund | GMG Defensive Beta Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.80%
Since Inception	rr_AverageAnnualReturnSinceInception	6.26%

[1]	The S&P 500 ® Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund's returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[3]	The Fund's adviser has contractually agreed to waive its fees and/or reimburse expenses of the Fund, at least until November 30, 2012 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.74% of the Fund's net assets. Expense waivers and reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated by the Fund's Board of Trustees, on 60 days written notice to the adviser.